Financial instruments (Details) - Schedule of aging profile of financial liabilities R$ in Millions	9 Months Ended
Sep. 30, 2022 BRL (R$)
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	R$ 1,841
Debentures and promissory notes	15,992
Derivative financial instruments	(657)
Lease liabilities	17,993
Trade payable	9,967
Total	45,136
Less than 1 year [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	461
Debentures and promissory notes	1,158
Derivative financial instruments	209
Lease liabilities	1,186
Trade payable	9,263
Total	12,277
1 to 5 years [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing	1,380
Debentures and promissory notes	8,931
Derivative financial instruments	259
Lease liabilities	5,192
Trade payable	704
Total	16,466
More than 5 years [Member]
Financial instruments (Details) - Schedule of aging profile of financial liabilities [Line Items]
Borrowings and financing
Debentures and promissory notes	5,903
Derivative financial instruments	(1,125)
Lease liabilities	11,615
Trade payable
Total	R$ 16,393